TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 486	SFr 196	SFr 342
Weighted-average life, in years	4 years 1 month 6 days	5 years 2 months 12 days	6 years 4 months 24 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	3.50%	1.80%	1.40%
Expected credit losses (rate per annum), in % (as a percent)	2.70%	0.90%	1.90%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	15.70%	5.00%	20.90%
Expected credit losses (rate per annum), in % (as a percent)	5.60%	4.30%	8.60%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 415	SFr 170	SFr 305
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	71	26	37
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 847	SFr 2,594	SFr 2,692
Weighted-average life, in years	9 years 6 months	5 years 3 months 18 days	3 years 9 months 18 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	5.00%	3.00%	1.00%
Cash flow discount rate (rate per annum), in % (as a percent)	2.80%	1.00%	0.20%
Expected credit losses (rate per annum), in % (as a percent)	1.30%	0.10%	1.60%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	22.20%	37.70%	47.00%
Cash flow discount rate (rate per annum), in % (as a percent)	53.80%	33.40%	40.80%
Expected credit losses (rate per annum), in % (as a percent)	49.80%	32.50%	22.90%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 762	SFr 2,126	SFr 2,398
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 85	468	294
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 486	SFr 196	SFr 342
Weighted-average life, in years	4 years 1 month 6 days	5 years 2 months 12 days	6 years 4 months 24 days
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	3.50%	1.80%	1.40%
Expected credit losses (rate per annum), in % (as a percent)	2.70%	0.90%	1.90%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	15.70%	5.00%	20.90%
Expected credit losses (rate per annum), in % (as a percent)	5.60%	4.30%	8.60%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 415	SFr 170	SFr 305
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	71	26	37
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 847	SFr 2,594	SFr 2,692
Weighted-average life, in years	9 years 6 months	5 years 3 months 18 days	3 years 9 months 18 days
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	5.00%	3.00%	1.00%
Cash flow discount rate (rate per annum), in % (as a percent)	2.80%	1.00%	0.20%
Expected credit losses (rate per annum), in % (as a percent)	1.30%	0.10%	1.60%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	22.20%	37.70%	47.00%
Cash flow discount rate (rate per annum), in % (as a percent)	53.80%	33.40%	40.80%
Expected credit losses (rate per annum), in % (as a percent)	49.80%	32.50%	22.90%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 762	SFr 2,126	SFr 2,398
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 85	SFr 468	SFr 294